Accounts receivable, trade	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts receivable, trade
Note 4 – Accounts receivable, trade

Accounts receivable as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016

Accounts receivable	$196	$315
Allowance for doubtful accounts	(196)	(196)
	$-	$119

The movements in allowance for doubtful accounts are as follows:

	2017	2016

Balance at the beginning of the period	$196	$1
Addition	-	195
Balance at the end of the period	$196	$196

All of the Company’s customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.